TRUSTEES
Philip W. Coolidge*, President
Mark T. Finn
Riley C. Gilley
William S. Woods, Jr.
*Affiliated Person of Administrator and Distributor
-------------------------------------------------------------------------------
INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043
ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679
TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110
AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110
LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110
-------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.


PM/PLR/A/96            Printed on Recycled Paper (Recycle Symbol)

[LOGO]LANDMARK(SM) FUNDS
      Advised by Citibank, N.A.

PREMIUM


PREMIUM LIQUID
RESERVES

ANNUAL
REPORT
August 31, 1996

-------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

     The fiscal year ended August 31, 1996 saw widely divergent economic conditions. While the first half of the period was characterized by modest economic growth and declining interest rates, the second half experienced more robust growth and rising interest rates. Taxable money market rates followed this overall trend, falling modestly during the first half of the period and rising modestly during the second half. Yet, these fluctuations were not nearly as large in magnitude as the changes in yields of longer term bonds, confirming once again the suitability of money market funds for keeping liquid assets secure.

     Throughout the period, Landmark Funds' investment adviser, Citibank, N.A., managed Cash Reserves Portfolio in a manner consistent with the objective stated in its prospectus: providing liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to offer an attractive yield and a competitive expense ratio by investing in a high-quality portfolio of short-term domestic and foreign dollar-denominated money market instruments.

     This Annual Report reviews the Fund's investment activities and performance over the past 12 months, and provides a summary of Citibank's perspective on the financial markets and outlook for the foreseeable future. On behalf of the Board of Trustees of the Landmark Funds, I want to thank our shareholders for their participation and support. We look forward to serving you in the months and years ahead.


/S/Philip Coolidge
   Philip W. Coolidge
   President
   September 20, 1996

TABLE OF CONTENTS
1  Letter to Shareholders
-------------------------------------------------------------------------------
2  Market Environment
   Fund Snapshot
-------------------------------------------------------------------------------
3  Fund Quotes
   The Portfolio Manager Responds
   Strategy and Outlook
-------------------------------------------------------------------------------
4  Fund Data
   7-Day Yield Comparisons

PREMIUM LIQUID RESERVES
-------------------------------------------------------------------------------
 5  Statement of Assets and Liabilities
    Statement of Operations
-------------------------------------------------------------------------------
 6  Statement of Changes in Net Assets
    Financial Highlights
-------------------------------------------------------------------------------
 7  Notes to Financial Statements
-------------------------------------------------------------------------------
 8  Independent Auditors' Report
-------------------------------------------------------------------------------
CASH RESERVES PORTFOLIO
-------------------------------------------------------------------------------
 9  Portfolio of Investments
-------------------------------------------------------------------------------
11  Statement of Assets and Liabilities
    Statement of Operations
-------------------------------------------------------------------------------
12  Statement of Changes in Net Assets
    Financial Highlights
-------------------------------------------------------------------------------
13  Notes to Financial Statements
-------------------------------------------------------------------------------
14  Independent Auditors' Report
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested

-------------------------------------------------------------------------------
MARKET ENVIRONMENT

     During the first half of the reporting period, most bond yields declined in response to moderate economic growth and lower short-term interest rates. During the next six months, however, a stronger-than-expected economy caused a marked reversal of this trend. Strong consumer and capital spending, supported by widespread gains in employment, took many fixed-income investors by surprise. Because a strong economy has the potential to kindle an acceleration of inflation, investors bid up the yields of most fixed-income securities including taxable money market securities.

     As a result of the unexpected level of economic strength during the first eight months of 1996, many investors expected the Federal Reserve Board to move toward a more restrictive monetary policy by raising key short-term interest rates. By August, this expectation led to an environment in which differences in yields among securities with maturities between one day and one year had grown to wider-than-normal levels. If the Federal Reserve does indeed raise short-term interest rates modestly, money market yields may not change much as such a move may already be incorporated in prevailing rates. On the other hand, if the Federal Reserve does not change its monetary policy and the rate of economic growth cools over the coming months, yield differences may narrow to more normal levels and money market rates may decline modestly.

-------------------------------------------------------------------------------
FUND SNAPSHOT

COMMENCEMENT OF OPERATIONS
May 3, 1990

NET ASSETS AS OF 8/31/96
$380.3 million

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

DIVIDENDS
Declared daily, paid monthly

BENCHMARKS
o Lipper Taxable Money Market Funds Average

o IBC/Donoghue 1st Tier Taxable Money Market Funds Average

INVESTMENT ADVISER, CASH RESERVES PORTFOLIO
Citibank, N.A.

-------------------------------------------------------------------------------
FUND QUOTES FROM THE PORTFOLIO MANAGER

"We emphasized money market instruments over U.S. Treasury bills because we were, in effect, being paid in the form of higher yields to accept the slightly less liquid characteristics of those instruments."

"The Federal Reserve Board has done a good job of balancing the forces under its control to produce a mild economic expansion without inflationary pressures."

-------------------------------------------------------------------------------
THE PORTFOLIO MANAGER RESPONDS

     Late in 1995, when the economy was growing slowly and interest rates were declining, we managed the Portfolio relatively conservatively by maintaining its average maturity at a point slightly longer than neutral. Such a position enabled us to maintain higher yields for a slightly longer period. By February, however, when it became clear that the economy was growing at a higher rate than we anticipated and the possibility of a tighter monetary policy arose, we shortened the Portfolio's average maturity to keep funds available for higher yielding securities as they became available. Subsequently, in April, when it became apparent that investors had already incorporated such a Fed tightening into money market yields, we extended the average maturity again, and we have maintained that stance through the end of the reporting period.

     In the beginning of the year, the Portfolio was composed of highly liquid Treasury securities and high quality bank certificates of deposit. That helped us weather market volatility and maintain liquidity. During the second half of the year, however, we favored money market instruments such as commercial paper and repurchase agreements for their yield advantages. Of course, we continually reassess these positions as the yield and liquidity relationships among the various sectors of the short-term fixed-income marketplace change.

-------------------------------------------------------------------------------
STRATEGY AND OUTLOOK

     As of the end of the reporting period, the economy was at a crossroads. Investors in virtually all of the financial markets were waiting for signs that the economy would move decisively in one direction or another. Data indicating strong economic growth would be expected to cause the Federal Reserve Board to raise short-term interest rates for the first time since early 1995, which would likely produce higher yields for money market instruments. Slower economic growth would be expected to have the opposite effect.

     At Citibank, we believe that the most likely course is that the economy will moderate in the months ahead, keeping interest rates at relatively low levels. As a result, we expect to keep the Portfolio's average maturity at the long end of neutral in order to maximize yields. As the economic environment changes, we will actively manage the Portfolio by adjusting its average maturity. In addition, we will continue to search the markets for high-quality securities that help us generate competitive levels of income and preserve capital for our shareholders.

-------------------------------------------------------------------------------
FUND DATA All Periods Ended August 31, 1996

                                                       TOTAL RETURNS
                                       ----------------------------------------
                                                                      SINCE
                                         ONE           FIVE          5/3/90
                                        YEAR          YEARS*       (INCEPTION)*
                                      ---------     ----------     -----------
Premium Liquid Reserves .............   5.45%         4.38%          4.98%
Lipper Taxable Money Market
Funds Average .......................   4.94%         3.96%          4.61%+

*Average Annual Total Return
+From 4/30/90

7-DAY YIELDS
------------


Annualized Current           5.10%
Effective                    5.23%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

IMPORTANT TAX INFORMATION
-------------------------

For the fiscal year ended August 31, 1996, the Fund paid $0.05322 per share to shareholders from net investment income. For such period 12.0% of dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations.

7-DAY YIELD COMPARISONS
As the graph illustrates, Premium Liquid Reserves provided a higher annualized seven-day yield than the average of comparable Money Market Funds, as published in IBC/Donoghue's Money Fund Report over the entire one year period.

            COMPARISON OF 7-DAY YIELD FOR PREMIUM LIQUID RESERVES VS. IBC/DONOGHUE 1ST TIER TAXABLE MONEY MARKET FUNDS AVERAGE

                             IBC/Donoghue
                                1st Tier
               Premium       Taxable Money
               Liquid        Market Funds
               Reserves        Average
9/5/95          5.64%           5.21%
9/12/95         5.62%           5.19%
9/19/95         5.66%           5.19%
9/26/95         5.63%           5.18%
10/3/95         5.76%           5.21%
10/10/95        5.59%           5.16%
10/17/95        5.62%           5.17%
10/24/95        5.58%           5.16%
10/31/95        5.61%           5.18%
11/7/95         5.60%           5.16%
11/14/95        5.61%           5.17%
11/21/95        5.63%           5.17%
11/28/95        5.70%           5.19%
12/5/95         5.61%           5.16%
12/12/95        5.58%           5.16%
12/19/95        5.57%           5.16%
12/26/95        5.55%           5.14%
1/2/96          5.42%           5.12%
1/9/96          5.52%           5.09%
1/16/96         5.35%           5.03%
1/23/96         5.38%           5.01%
1/30/96         5.36%           4.97%
2/6/96          5.25%           4.88%
2/13/96         5.16%           4.82%
2/20/96         5.12%           4.78%
2/27/96         5.09%           4.74%
3/5/96          5.22%           4.74%
3/12/96         5.04%           4.67%
3/19/96         5.14%           4.70%
3/26/96         5.04%           4.68%
4/2/96          5.08%           4.70%
4/9/96          5.02%           4.68%
4/16/96         5.04%           4.70%
4/23/96         5.03%           4.67%
4/30/96         5.09%           4.68%
5/7/96          5.04%           4.67%
5/14/96         5.03%           4.67%
5/21/96         5.04%           4.67%
5/28/96         5.04%           4.67%
6/4/96          5.08%           4.69%
6/11/96         5.06%           4.68%
6/18/96         5.08%           4.69%
6/25/96         5.12%           4.71%
7/2/96          5.13%           4.73%
7/9/96          5.15%           4.72%
7/16/96         5.07%           4.72%
7/23/96         5.08%           4.73%
7/30/96         5.10%           4.74%
8/6/96          5.23%           4.78%
8/13/96         5.10%           4.73%
8/20/96         5.09%           4.74%
8/27/96         5.06%           4.73%

Notes: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

Premium Liquid Reserves
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES August 31, 1996

ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1) .......... $381,146,472
                                                                    ------------

LIABILITIES:
Dividends payable .................................................      609,804
Payable to affiliate-Shareholder Servicing Agents' fee (Note 3B) ..       28,977
Payable for shares of beneficial interest repurchased .............      127,908
Accrued expenses and other liabilities ............................       77,238
                                                                    ------------
    Total liabilities .............................................      843,927
                                                                    ------------
Net Assets for 380,302,545 shares of beneficial
  interest outstanding ............................................ $380,302,545
                                                                    ============
NET ASSETS CONSIST OF:
Paid-in capital ................................................... $380,302,545
                                                                    ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ....        $1.00
                                                                           =====

Premium Liquid Reserves
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended August 31, 1996

INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio ................ $20,222,971
Allocated expenses from Cash Reserves Portfolio ....    (352,014)
                                                     -----------
  Net investment income from Cash
    Reserves Portfolio .............................                 $19,870,957
EXPENSES:
Administrative fees (Note 3A) ...................... $ 1,229,688
Shareholder Servicing Agents' fees (Note 3B) .......     351,340
Distribution fees (Note 4) .........................     351,340
Custodian fees .....................................      22,797
Trustees' fees .....................................      18,281
Legal fees .........................................      16,379
Auditing fees ......................................      13,767
Transfer agent fees ................................      12,000
Registration fee ...................................       7,931
Shareholder reports ................................       5,405
Other ..............................................      14,035
                                                     -----------
    Total expenses .................................   2,042,963
    Less aggregate amount waived by Administrator
      and Distributor (Notes 3A and 4) .............   (983,767)
                                                     -----------
    Net expenses ...................................                   1,059,196
                                                                     -----------
    Net investment income ..........................                 $18,811,761
                                                                     ===========
See notes to financial statements

Premium Liquid Reserves
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                            YEAR ENDED AUGUST 31,
                                                                    -------------------------------------
                                                                        1996                    1995
                                                                  --------------        ----------------

FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends to
  shareholders (Note 2) ........................................  $   18,811,761         $    17,006,600
                                                                  ==============         ================

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT NET ASSET
  VALUE OF $1.00 PER SHARE (NOTE 5):
Proceeds from sale of shares ................................... $ 1,830,509,438         $ 1,752,703,516
Net asset value of shares issued to shareholders
  from reinvestment of dividends ...............................      10,791,641               9,621,884
Cost of shares repurchased .....................................  (1,884,990,092)         (1,577,065,661)
                                                                 ---------------         ---------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................     (43,689,013)            185,259,739
NET ASSETS:
Beginning of period ............................................     423,991,558             238,731,819
                                                                 ---------------         ---------------
End of period                                                    $   380,302,545         $   423,991,558
                                                                 ===============         ===============

Premium Liquid Reserves

---------------------------------------------------------------------------------------------------------------------------
 Financial Highlights

                                                                  YEAR ENDED AUGUST 31,
                                              ------------------------------------------------------------
                                                  1996         1995         1994         1993         1992
                                                  ----         ----         ----         ----         ----

Net Asset Value, beginning of period ......  $1.00000     $1.00000      $1.00000     $1.00000     $1.00000
Net investment income .....................   0.05322      0.05465       0.03432      0.02957      0.04281
Less dividends from net investment income .  (0.05322)    (0.05465)     (0.03432)    (0.02957)    (0.04281)
                                             --------     --------      --------     --------     --------
Net Asset Value, end of period               $1.00000     $1.00000      $1.00000     $1.00000     $1.00000
                                             ========     ========      ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000 omitted) ...  $380,303     $423,992      $238,732     $193,996     $258,077
Ratio of expenses to average net assets* ..     0.40%        0.40%         0.40%        0.40%        0.40%
Ratio of net investment income to
  average net assets ......................     5.35%        5.47%         3.47%        2.94%        4.24%
Total return ..............................     5.45%        5.60%         3.49%        3.00%        4.40%
    Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:
Net investment income per share ...........  $0.04911     $0.05047      $0.02962     $0.02514     $0.03847
RATIOS:
Expenses to average net assets* ...........     0.82%        0.83%         0.88%        0.85%        0.83%
Net investment income to average net assets     4.93%        5.04%         2.99%        2.50%        3.81%
  * Includes the Fund's share of Cash Reserves Portfolio's allocated expenses
See notes to financial statements

Premium Liquid Reserves
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
Premium Liquid Reserves (the "Fund") is a separate diversified series of Landmark Premium Funds (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent.

The Trust seeks to achieve the Fund's investment objective to provide liquidity and as high a level of current income as is consistent with the preservation of capital by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (8.6% at August 31, 1996) in the net assets of the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. INVESTMENT INCOME -- The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

(2) DIVIDENDS
The net income of the Fund is determined once daily, as of 3:00 p.m., New York City time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

(3) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, LFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $1,229,688 of which $793,182 was voluntarily waived for the year ended August 31, 1996. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENTS FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $351,340, for the year ended August 31, 1996.

(4) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated, in connection with the sale of shares of the Fund, at an annual rate not to exceed of 0.10% of the Fund's average daily net assets. Distribution fees amounted to $351,340 of which $190,585 was voluntarily waived for the year ended August 31, 1996.

(5) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

(6) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $895,487,737 and $958,607,786, respectively, for the year ended August 31, 1996.

Premium Liquid Reserves
-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF LANDMARK PREMIUM FUNDS (THE TRUST) AND THE SHAREHOLDERS OF PREMIUM LIQUID RESERVES:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premium Liquid Reserves (the "Fund"), a series of Landmark Premium Funds, at August 31, 1996 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts
October 9, 1996

Cash Reserves Portfolio
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS August 31, 1996

                                       PRINCIPAL
                                         AMOUNT
ISSUER                               (000'S OMITTED)                VALUE
-------------------------------------------------------------------------------


BANK NOTES--13.1%
Bank America, Illinois
  5.70%, due 11/01/96 .................. $100,000              $  100,007,870
Comerica Bank, Detroit
  5.77%, due 08/13/97 ..................  100,000                  99,963,030
First National Bank, Chicago
  5.80%, due 05/12/97 ..................  140,000                 139,925,740
Morgan Guaranty Trust Co.
  5.54%, due 03/13/97 ..................  100,000                  99,994,712
  5.95%, due 06/06/97 ..................   75,000                  74,972,581
Nationsbank, Texas
  5.55%, due 11/08/96 ..................   65,000                  64,991,857
                                                               --------------
                                                                  579,855,790
                                                               --------------
CERTIFICATES OF DEPOSIT
(EURODOLLARS)--3.9%
Abbey National PLC
  6.02%, due 07/29/97 ..................   75,000                   75,000,000
Deutsche Bank
  6.00%, due 07/30/97 ..................  100,000                  100,000,000
                                                                --------------
                                                                   175,000,000
                                                                --------------
CERTIFICATES OF DEPOSIT
(YANKEE)--29.8%
ABN Amro
  5.46%, due 12/09/96 ..................  100,000                  100,002,641
  5.53%, due 03/18/97 ..................  100,000                  100,005,209
Bank of Tokyo Mitsubishi New York
  5.55%, due 11/05/96 ..................   50,000                   50,008,011
  5.64%, due 11/05/96 ..................   25,000                   25,000,000
Dai Ichi Kangyo Bank
  5.40%, due 09/09/96 ..................  100,000                  100,000,535
National Westminister Bank
  5.35%, due 10/07/96 ..................  150,000                  150,002,974
Royal Bank of Canada
  5.68%, due 04/15/97 ..................   50,000                   50,002,969
  5.25%, due 07/09/97 ..................  125,000                  124,927,501
Sanwa Bank
  5.45%, due 10/15/96 ..................  100,000                  100,000,000
  5.46%, due 10/22/96 ..................   50,000                   50,000,702
  5.41%, due 10/28/96 ..................   50,000                   50,000,784
Societe Generale Bank
  5.13%, due 09/03/96 ..................  100,000                   99,998,297
  5.75%, due 05/22/97 ..................  100,000                   99,965,501
Sumitomo Bank Ltd.
  5.57%, due 09/03/96 ..................  100,000                  100,000,000
  5.38%, due 09/26/96 ..................   50,000                   50,000,000
  5.68%, due 11/05/96 ..................   75,000                   75,000,000
                                                                --------------
                                                                 1,324,915,124
                                                                --------------
MEDIUM TERM NOTES--3.4%
General Electric Capital Corp.
  5.26%, due 01/17/97 .................    50,000                   49,992,459
Toyota Motor Credit Corp.
  5.55%, due 03/20/97 .................   100,000                   99,988,981
                                                                --------------
                                                                   149,981,440
                                                                --------------
COMMERCIAL PAPER--8.3%
Associates Corp. of North America
  5.30%, due 09/03/96 .................   150,000                 149,955,833
Canadian Imperial Holdings, Inc.
  5.26%, due 09/30/96 .................   100,000                  99,576,278
Pooled Accounts Receivable Capital Corp.
  5.30%, due 09/20/96 .................   118,300                 117,969,089
                                                                -------------
                                                                  367,501,200
                                                                -------------

FLOATING RATE NOTES--30.2%
Abbey National Treasury Services
  5.25%, due 07/15/97 .................   130,000                 129,918,741
Bank One, Dayton
  5.29%, due 02/12/97 .................   100,000                  99,978,044
Bayerische Landesbank
  5.292%, due 01/15/97 ................   200,000                 199,947,277
C.I.T. Group Holding
  5.25%, due 03/05/97 .................   200,000                 199,881,488
Federal National Mortgage Association
  5.18%, due 10/15/96 .................   200,000                 199,983,319
Key Bank, N.Y.
  5.28%, due 09/06/96 .................   150,000                 149,998,613
Merrill Lynch & Co., Inc.
  5.405%, due 12/04/96 ................   150,000                 149,998,074
SMM Trust
  5.55%, due 11/15/96 .................    37,500                  37,500,000
  5.422%, due 12/16/96 ................    75,000                  74,997,834
Wachovia Bank, North Carolina
  5.309%, due 02/12/97 ................   100,000                  99,967,007
                                                               --------------
                                                                1,342,170,397
                                                               --------------

TIME DEPOSIT--6.0%
Banque Nationale de Paris
  5.27%, due 09/03/96 .................   100,000                100,000,000
Deutsche Bank
  5.125%, due 09/03/96 ................   100,000                100,000,000
Harris Trust & Savings Bank, Chicago
  5.281%, due 09/03/96 ................    20,000                 20,000,000
State Street Cayman Islands
  5.00%, due 09/03/96 .................    44,080                 44,080,000
                                                               -------------
                                                                 264,080,000
                                                               -------------

UNITED STATES TREASURY--4.3%
United States Treasury Bills
  5.425%, due 07/24/97 ................    50,000                 47,543,681
  5.525%, due 07/24/97 ................    50,000                 47,498,403
  5.473%, due 08/21/97 ................    50,000                 47,309,354
United States Treasury Notes
  6.875%, due 02/28/97 ................    50,000                 50,432,109
                                                              --------------
                                                                 192,783,547
                                                              --------------
TOTAL INVESTMENTS
   AT AMORTIZED COST ..................     99.0%              4,396,287,498
OTHER ASSETS, LESS LIABILITIES ........      1.0                  45,899,794
                                           ------             --------------
NET ASSETS ............................    100.0%             $4,442,187,292
                                           ======             ==============

See notes to financial statements

Cash Reserves Portfolio
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES August 31, 1996

ASSETS:
Investments at value (Note 1A) ................................  $4,396,287,498
Cash ..........................................................             889
Interest receivable ...........................................      46,416,814
                                                                 --------------
    Total assets ..............................................   4,442,705,201
                                                                 --------------
LIABILITIES:
Payable to affiliate--investment advisory fee (Note 2A) .......         190,319
Accrued expenses and other liabilities ........................         327,590
                                                                 --------------
    Total liabilities .........................................         517,909
                                                                 --------------
NET ASSETS ....................................................  $4,442,187,292
                                                                 ==============
REPRESENTED BY:
Paid-in capital for beneficial interests ......................  $4,442,187,292
                                                                 ==============

Cash Reserves Portfolio
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended August 31, 1996

INTEREST INCOME (Note 1B) .....................                    $234,876,467
EXPENSES:
Investment advisory fees (Note 2A) ............  $6,140,512
Administrative fees (Note 2B) .................   2,046,838
Custodian fees ................................   1,240,220
Trustees' fees ................................      13,311
Auditing fees .................................      36,117
Legal fees ....................................      20,528
Other .........................................      71,196
                                                 ----------
     Total expenses ...........................   9,568,722
     Less aggregate amount waived by Investment
       Adviser and  Administrator
      (Notes 2A and 2B) .......................  (5,473,659)
     Less fees paid indirectly (Note 1E) ......        (156)
                                                 ----------
     Net expenses .............................                       4,094,907
                                                                   ------------
     Net investment income ....................                    $230,781,560
                                                                   ============
See notes to financial statements

Cash Reserves Portfolio
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                               YEAR ENDED AUGUST 31,
                                                                       -------------------------------------
                                                                             1996                 1995
                                                                       ----------------      ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ..........................................       $   230,781,560       $  160,543,199
                                                                       ---------------       --------------

CAPITAL TRANSACTIONS:
Proceeds from contributions ....................................        24,522,122,636        23,437,948,762
Value of withdrawals ...........................................       (25,076,123,009)      (20,980,446,443)
                                                                       ---------------       ---------------
Net increase (decrease) in net assets from capital transactions           (554,000,373)        2,457,502,319
                                                                       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................          (323,218,813)        2,618,045,518
NET ASSETS:
Beginning of period ............................................         4,765,406,105         2,147,360,587
                                                                       ---------------       ---------------
End of period ..................................................       $ 4,442,187,292       $ 4,765,406,105
                                                                       ===============       ===============

Cash Reserves Portfolio
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                YEAR ENDED AUGUST 31,
                                                     ------------------------------------------------------------------------
                                                        1996              1995             1994           1993         1992
                                                        ----              ----             ----           ----         ----
RATIOS/SUPPLEMENTAL DATA:
Net assets (000 omitted) ........................    $4,442,187        $4,765,406       $2,147,361      $781,470     $901,024
Ratio of expenses to average net assets .........         0.10%             0.10%            0.11%         0.20%        0.25%
Ratio of net investment income to
  average net assets ............................         5.64%             5.88%            3.87%         3.15%        4.42%
  Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:
RATIOS:
Expenses to average net assets ..................         0.23%             0.23%            0.24%         0.25%        0.25%
Net investment income to average net assets .....         5.50%             5.75%            3.74%         3.10%        4.42%

See notes to financial statements

Cash Reserves Portfolio
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are in conformity with U.S. generally accepted accounting principles and are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

B. INTEREST INCOME AND EXPENSES -- Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. FEES PAID INDIRECTLY -- The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

F. OTHER -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
A. INVESTMENT ADVISORY FEE -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $6,140,512, of which $3,426,821 was voluntarily waived for the year ended August 31, 1996. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $2,046,838, all of which were voluntarily waived for the year ended August 31, 1996. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of money market instruments aggregated $127,158,702,622 and $127,831,958,747, respectively, for the year ended August 31, 1996.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1996, the commitment fee allocated to the Portfolio was $16,485. Since the line of credit was established, there have been no borrowings.

Cash Reserves Portfolio
-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF CASH RESERVES PORTFOLIO:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Cash Reserves Portfolio (the "Portfolio") as at August 31, 1996 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1996 by correspondence with the custodian, provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 1996, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.


PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
October 9, 1996

--------------------------------------------------------------------------------
 SHAREHOLDER
 SERVICING AGENTS


FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100


[LOGO] LANDMARK
       FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund

TRUSTEES
Philip W. Coolidge*, President
Mark T. Finn
Riley C. Gilley
William S. Woods, Jr.

*Affiliated Person of Administrator and Distributor
-------------------------------------------------------------------------------
INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES
PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110
-------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.


PM/PUST/A/96            Printed on Recycled Paper (Recycle Symbol)

[LOGO]LANDMARK(SM) FUNDS
      Advised by Citibank, N.A.


PREMIUM
U.S. TREASURY
RESERVES

ANNUAL
REPORT
August 31, 1996

-------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

     The fiscal year ended August 31, 1996 saw widely divergent economic conditions. While the first half of the period was characterized by modest economic growth and declining interest rates, the second half experienced more robust growth and rising interest rates. Taxable money market rates followed this overall trend, falling modestly during the first half of the period and rising modestly during the second half. Yet, these fluctuations were not nearly as large in magnitude as the changes in yields of longer term bonds, confirming once again the suitability of money market funds for keeping liquid assets secure.

     The Landmark Fund's investment adviser, Citibank, N.A., managed U.S. Treasury Reserves Portfolio in a manner consistent with the objective stated in the Fund's prospectus: providing liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to offer an attractive yield and a competitive expense ratio by investing in a high-quality portfolio composed exclusively of U.S. Treasury securities.

     This Annual Report reviews the Fund's investment activities and performance over the past 12 months, and provides a summary of Citibank's perspective on the financial markets and outlook for the foreseeable future. On behalf of the Board of Trustees of the Landmark Funds, I want to thank our shareholders for their participation and support. We look forward to serving you in the months and years ahead.


/S/ Philip Coolidge
    Philip W. Coolidge
    President
    September 20, 1996

-------------------------------------------------------------------------------
TABLE OF CONTENTS
 1  Letter to Shareholders
-------------------------------------------------------------------------------
 2  Market Environment
    Fund Snapshot
-------------------------------------------------------------------------------
 3  Fund Quotes
    The Portfolio Manager Responds
    Strategy and Outlook
-------------------------------------------------------------------------------
 4  Fund Data
-------------------------------------------------------------------------------
PREMIUM U.S. TREASURY RESERVES
-------------------------------------------------------------------------------
 5  Statement of Assets and Liabilities
    Statement of Operations
-------------------------------------------------------------------------------
 6  Statement of Changes in Net Assets
    Financial Highlights
-------------------------------------------------------------------------------
 7  Notes to Financial staements
-------------------------------------------------------------------------------
 9  Independent Auditors' Report
-------------------------------------------------------------------------------
U.S. TREASURY RESERVES PORTFOLIO
-------------------------------------------------------------------------------
10  Portfolio of Investments
-------------------------------------------------------------------------------
11  Statement of Assets and Liabilities
    Statement of Operations
-------------------------------------------------------------------------------
12  Statement of Changes in Net Assets
    Financial Highlights
-------------------------------------------------------------------------------
13  Notes to Financial Statements
-------------------------------------------------------------------------------
14  Independent Auditors' Report
-------------------------------------------------------------------------------
Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested

-------------------------------------------------------------------------------
MARKET ENVIRONMENT

     During the first half of the reporting period, most bond yields declined in response to moderate economic growth and lower short-term interest rates. During the next six months, however, a stronger-than-expected economy caused a marked reversal of this trend. Strong consumer and capital spending, supported by widespread gains in employment, took many fixed-income investors by surprise. Because a strong economy has the potential to kindle an acceleration of inflation, investors bid up the yields of most fixed-income securities, including U.S. Treasury securities.

     As a result of the unexpected level of economic strength during the first eight months of 1996, many investors expected the Federal Reserve Board to move toward a more restrictive monetary policy by raising key short-term interest rates. By August, this expectation led to an environment in which differences in yields among securities with maturities between one dayand one year had grown to wider-than-normal levels. If the Federal Reserve does indeed raise short-term interest rates modestly, yields on short-term U.S. Treasury bills may not change much as such a move may already be incorporated in prevailing rates. On the other hand, if the Federal Reserve does not change its monetary policy and the rate of economic growth cools over the coming months, yield differences may narrow to more normal levels and U.S. Treasury bill rates may decline modestly.

--------------------------------------------------------------------------------
FUND SNAPSHOT

COMMENCEMENT OF OPERATIONS
March 1, 1991

NET ASSETS AS OF 8/31/96
$235.3 million

FUND OBJECTIVE
To provide liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.

DIVIDENDS
Declared daily, paid monthly

BENCHMARK
o Lipper U.S. Treasury Money Market Funds Average

INVESTMENT ADVISER,
U.S. TREASURY RESERVES PORTFOLIO
Citibank, N.A.

--------------------------------------------------------------------------------
FUND QUOTES FROM THE PORTFOLIO MANAGER

"We saw less issuance of U.S. Treasury bills during the period because of relatively strong tax revenues combined with spending cuts designed to reduce the federal budget deficit."

"The Federal Reserve has done a good job of balancing the forces under its control to produce a mild economic expansion without inflation pressures."

--------------------------------------------------------------------------------
THE PORTFOLIO MANAGER RESPONDS

     Late in 1995, when the economy was growing slowly and interest rates were declining, we managed the Portfolio relatively conservatively by maintaining its average maturity at a point slightly longer than neutral. Such a position enabled us to maintain higher yields for a slightly longer period. By February, however, when it became clear that the economy was growing at a higher rate than we anticipated and the possibility of a tighter monetary policy arose, we shortened the Portfolio's average maturity to keep funds available for higher yielding securities as they become available. Subsequently, around April, when it became apparent that investors had already incorporated such a Fed tightening into money market yields, we extended the average maturity again, and we have maintained that stance through the end of the reporting period.

     In addition, we managed the Portfolio's average maturity in anticipation of the supply-and-demand factors that influence yields on U.S. Treasury securities. Because a strong economy led to higher than expected tax revenues at the same time that progress was made toward deficit reduction, the federal government did not have to issue as many short-term T-bills as it had in the past. This relative lack of supply helped keep yields low.

--------------------------------------------------------------------------------
STRATEGY AND OUTLOOK

     As of the end of the reporting period, the economy was at a crossroads. Investors in virtually all of the financial markets were waiting for signs that the economy would move decisively in one direction or another. Data indicating strong economic growth would be expected to cause the Federal Reserve Board to raise short-term interest rates for the first time since early 1995, which would likely produce higher yields for money market instruments. Slower economic growth would be expected to have the opposite effect.

     At Citibank, we believe that the most likely course is that the economy will moderate in the months ahead, keeping interest rates at relatively low levels. As a result, we expect to keep the Portfolio's average maturity at the long end of neutral in order to maximize yields. As the economic environment changes, we will actively manage the Portfolio by adjusting its average maturity in a way that helps us generate competitive levels of income and preserve capital for our shareholders.

--------------------------------------------------------------------------------
FUND DATA All Periods Ended August 31, 1996

                                                      TOTAL RETURNS
                                         ---------------------------------------
                                                                        SINCE
                                         ONE        FIVE               3/1/91
                                         YEAR       YEAR*             INCEPTION*
                                         -----      -----             ----------
Premium U.S. Treasury Reserves ......    4.96%      4.02%               4.19%
Lipper U.S. Treasury Money Market
  Funds Average .....................    4.87%      3.90%               4.12%+

* Annualized
+ From 2/28/91

7-DAY YIELDS
----------
Annualized Current         4.73%
Effective                  4.84%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

IMPORTANT TAX INFORMATION
-------------------------
For the fiscal year ended August 31, 1996, the Fund paid $0.04851 per share to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.


NOTES: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

Premium U.S. Treasury Reserves
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES August 31, 1996

ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)   $235,560,014
Receivable for shares of beneficial interest sold ...............         17,153
                                                                    ------------
    Total assets ................................................    235,577,167
                                                                    ------------
LIABILITIES:
Dividends payable ...............................................        207,272
Payable to affiliate--Shareholder Servicing Agents' fee (Note 3B)         19,691
Accrued expenses and other liabilities ..........................         78,920
                                                                    ------------
    Total liabilities ...........................................        305,883
                                                                    ------------
NET ASSETS for 235,271,284 shares of beneficial interest
  outstanding ...................................................   $235,271,284
                                                                    ============
NET ASSETS CONSIST OF:
Paid-in capital .................................................   $235,271,284
                                                                    ============
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE .          $1.00
                                                                           =====
Premium U.S. Treasury Reserves
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended August 31, 1996

INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio ........  $14,359,981
Allocated expenses from U.S. Treasury
  Reserves Portfolio ................................     (269,806)
                                                       -----------
    Net investment income from U.S. Treasury
      Reserves Portfolio ............................                $14,090,175
EXPENSES:
Administrative fees (Note 3A) .......................      942,341
Shareholder Servicing Agents' fees (Note 3B) ........      269,240
Distribution fees (Note 4) ..........................      269,240
Custodian fees ......................................       21,471
Auditing fees .......................................       16,300
Trustee fees ........................................       15,788
Shareholder reports .................................       12,315
Transfer agent fees .................................       12,000
Registration fees ...................................        8,768
Legal fees ..........................................        7,998
Miscellaneous .......................................       27,638
                                                       -----------
    Total expenses ..................................    1,603,099
    Less aggregate amounts waived by Administrator
      and Distributor (Notes 3A and 4) ..............     (659,544)
                                                       -----------
    Net expenses ....................................                    943,555
                                                                     -----------
    Net investment income ...........................                $13,146,620
                                                                     ===========
See notes to financial statements

Premium U.S. Treasury Reserves
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                         YEAR ENDED AUGUST 31,
                                                                                                 -----------------------------------
                                                                                                      1996                1995
                                                                                                 -------------        --------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends to shareholders (Note 2) ....................       $  13,146,620        $  13,244,945
                                                                                                 =============        =============
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT NET ASSET VALUE OF $1.00 PER SHARE
  (NOTE 5):
Proceeds from sale of shares .............................................................       $ 732,943,440        $ 728,725,612
Net asset value of shares issued to shareholders from reinvestment of dividends ..........          10,577,058
                                                                                                                         11,447,130
Cost of shares repurchased ...............................................................        (825,560,961)        (675,319,281)
                                                                                                 -------------        -------------
NET INCREASE IN NET ASSETS ...............................................................         (82,040,463)          64,853,461
NET ASSETS:
Beginning of period ......................................................................         317,311,747          252,458,286
                                                                                                 -------------        -------------
End of period ............................................................................       $ 235,271,284        $ 317,311,747
                                                                                                 =============        =============

Premium U.S. Treasury Reserves
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                                    MARCH 1, 1991
                                                                                        EIGHT MONTHS                (COMMENCEMENT
                                                              YEAR ENDED AUGUST 31,         ENDED     YEAR ENDED   OF OPERATIONS) TO
                                                       --------------------------------   AUGUST 31,  DECEMBER 31,   DECEMBER 31,
                                                         1996        1995        1994       1993         1992           1991
                                                       --------    --------    --------   ---------   -----------  -----------------
Net Asset Value, beginning of period ................  $1.00000    $1.00000    $1.00000    $1.00000    $1.00000        $1.00000
Net investment income ...............................   0.04851     0.04999     0.03087     0.01810     0.03363         0.04584
Less dividends from net investment income ...........  (0.04851)   (0.04999)   (0.03087)   (0.01810)   (0.03363)       (0.04584)
                                                       --------    --------    --------    --------    --------        --------
   Net Asset Value, end of period ...................  $1.00000    $1.00000    $1.00000    $1.00000    $1.00000        $1.00000
                                                       ========    ========    ========    ========    ========        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) ...........  $235,271    $317,312    $252,458    $223,544    $238,188        $118,862
Ratio of expenses to average net assets* ............     0.45%       0.45%       0.45%       0.45%+      0.45%          0.28%+
Ratio of net investment income to average net assets.     4.88%       5.02%       3.09%       2.72%+      3.28%          5.27%+
Total return ........................................     4.96%       5.12%       3.13%       2.75%+      3.42%          4.64%+

Note:  If agents of the Fund and agents of U.S. Treasury  Reserves  Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share ..................... $0.04463   $  0.04601    $0.02667    $0.01537    $0.02922        $0.04055
RATIOS:
Expenses to average net assets* .....................    0.85%        0.84%       0.87%       0.85%+      0.88%           0.90%+
Net investment income to average net assets .........    4.49%        4.62%       2.67%       2.31%+      2.85%            4.68+
*Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
+ Annualized.

See notes to financial statements

Premium U.S. Treasury Reserves
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
Premium U.S. Treasury Reserves (the "Fund") is a diversified separate series of Landmark Premium Funds (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers through various Shareholder Servicing Agents.

The Trust seeks to achieve the Fund's investment objective of providing Shareholders with liquidity and as high a level of current income from U.S. Government obligations as is consistent with preservation of capital by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (30.7% at August 31, 1996) in the net assets of the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT INCOME -- The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

B. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

C. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

(2) DIVIDENDS
The net income of the Fund is determined once daily, as of 12:00 noon, New York City time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

(3) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and of the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, LFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities which is accrued daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $942,341, of which $465,906 was voluntarily waived for the year ended August 31, 1996. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING FEES -- The Trust, on behalf of the Fund, entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $269,240 for the year ended August 31, 1996.

(4) DISTRIBUTION FEES
The Trust adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Fund accrued fees aggregating $269,240 for these services, of which $193,638 was voluntarily waived for the year ended August 31, 1996.

(5) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

(6) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $460,102,340 and $556,252,787, respectively, for the year ended August 31, 1996.

Premium U.S. Treasury Reserves
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF PREMIUM U.S. TREASURY RESERVES:

     We have audited the accompanying statement of assets and liabilities of Premium U.S. Treasury Reserves (the "Fund"), a separate series of Landmark Premium Funds (the "Trust") (a Massachusetts business trust), as of August 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets the years ended August 31, 1996 and 1995 and the financial highlights for each of the years in the three-year period ended August 31, 1996, the eight months ended August 31, 1993, the year ended December 31, 1992 and the period from March 1, 1991 (Commencement of Operations) to December 31, 1991. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Premium U.S. Treasury Reserves at August 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 4, 1996

U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS August 31, 1996

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS--94.9%


U.S. TREASURY BILLS--70.0%
     due 9/12/1996 ..............................       $ 23,765    $ 23,699,716
     due 9/17/1996 ..............................        165,000     164,666,110
     due 9/19/1996 ..............................         89,600      89,373,455
     due 10/03/1996 .............................        132,354     131,733,133
     due 10/10/1996 .............................         21,055      20,939,485
     due 10/24/1996 .............................         17,345      17,213,108
     due 11/07/1996 .............................         21,275      21,075,836
     due 11/29/1996 .............................         40,903      40,387,304
     due 1/09/1997 ..............................         20,000      19,658,389
     due 2/06/1997 ..............................          9,065       8,853,740
                                                                    ------------
                                                                     537,600,276
                                                                    ------------
U.S. TREASURY NOTES--24.9%
     6.50% due 9/30/1996 ........................         76,100      76,178,859
     4.375% due 11/15/1996 ......................         75,000      74,858,402
     6.875% due 2/28/1997 .......................         25,000      25,177,631
     6.50% due 5/15/1997 ........................         15,000      15,083,836
                                                                    ------------
                                                                     191,298,728
                                                                    ------------


     TOTAL INVESTMENTS AT AMORTIZED COST ..  94.9%                   728,899,004
     OTHER ASSETS, LESS LIABILITIES .......   5.1                     38,904,782
                                             ----                   ------------
     NET ASSETS ........................... 100.0%                  $767,803,786
                                            =====                   ============

See notes to financial statements

U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES August 31, 1996

ASSETS:
Investments, at amortized cost and value (Note 1A) ............     $728,899,004
Cash ..........................................................            1,434
Interest receivable ...........................................        4,206,120
Receivable for investments sold ...............................      199,476,641
                                                                    ------------
    Total assets ..............................................      932,583,199
                                                                    ------------
LIABILITIES:
Payable for investments purchased .............................      164,666,110
Payable to affiliate--Investment Advisory fees (Note 2A) ......           39,761
Accrued expenses and other liabilities ........................           73,542
                                                                    ------------
  Total liabilities ...........................................      164,779,413
                                                                    ------------
Net Assets ....................................................     $767,803,786
                                                                    ============
REPRESENTED BY:
Paid-in capital for beneficial interests ......................     $767,803,786
                                                                    ============


U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended August 31, 1996

INTEREST INCOME (Note 1B) ..........................                 $38,914,155

EXPENSES:
Investment advisory fees (Note 2A) .................   $1,101,345
Administrative fees (Note 2B) ......................      367,115
Custodian fees .....................................      261,872
Auditing fees ......................................       20,950
Legal fees .........................................       14,495
Trustee fees .......................................        8,029
Miscellaneous ......................................       55,178
                                                       ----------
   Total expenses                                       1,828,984
   Less aggregate amount waived by Investment
     Adviser and Administrator (Notes 2A and 2B) ...   (1,094,516)
   Less fees paid indirectly (Note 1D) .............         (287)
                                                       ----------
   Net expenses ....................................                     734,181
                                                                     -----------
   Net investment income ...........................                 $38,179,974
                                                                     ===========
See notes to financial statements

U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                     YEAR ENDED AUGUST 31,
                                               -------------------------------
                                                   1996              1995
                                               -------------     -------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income .......................  $   38,179,974   $   41,029,101
                                               --------------   --------------
CAPITAL TRANSACTIONS:
Proceeds from contributions .................   1,474,479,600    2,996,270,146
Value of withdrawals ........................  (1,577,114,165)  (2,931,609,982)
                                               --------------   --------------
Net (decrease)increase in net assets
  from capital transactions .................     102,634,565)      64,660,164
                                               --------------   --------------
NET (DECREASE) INCREASE IN NET ASSETS .......     (64,454,591)     105,689,265
NET ASSETS:
Beginning of period .........................     832,258,377      726,569,112
                                               --------------   --------------
End of period ...............................  $  767,803,786   $  832,258,377
                                               ==============   ==============

U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                                    MARCH 1, 1991
                                                                                   EIGHT MONTHS         YEAR        (COMMENCEMENT
                                                        YEAR ENDED AUGUST 31,          ENDED            ENDED     OF OPERATIONS) TO
                                                    ---------------------------      AUGUST 31,      DECEMBER 31,     DECEMBER 31,
                                                      1996       1995       1994       1993             1992            1991
                                                     ------     ------     ------   -------------    ------------  ----------------

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted) ................                  $767,804   $832,258   $726,569    $521,818          $590,769        $675,332
Ratio of expenses to average  net
  assets .........................                     0.10%      0.10%      0.12%      0.20%+             0.24%          0.19%+
Ratio of net investment income  to
  average net assets .............                     5.20%      5.36%      3.43%      2.96%+             3.59%          5.26%+

Note: If the agents of the  Portfolio had not  voluntarily  waived a portion of their fees for the periods  indicated,  the ratios would have been as follows:

RATIOS:
Expenses to average net assets ...                     0.25%      0.25%      0.26%       0.25%+            0.25%          0.25%+
Net investment income to average
  net assets .....................                     5.05%      5.21%      3.30%       2.91%+            3.58%          5.19%+
+Annualized.

See notes to financial statements


U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are in conformity with generally accepted accounting principles and are as follows:

A. VALUATION OF INVESTMENTS--Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME AND EXPENSES--Interest income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

C. FEDERAL INCOME TAXES--The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. FEES PAID INDIRECTLY--The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

E. OTHER--Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
A. INVESTMENT ADVISORY FEE--The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,101,345, of which $727,401 was voluntarily waived for the year ended August 31, 1996. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEES--Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $367,115, all of which was voluntarily waived for the year ended August 31, 1996. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of U.S. Treasury obligations, aggregated $7,404,161,342 and $7,590,078,712, respectively, for the year ended August 31, 1996.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1996, the commitment fee allocated to the Portfolio was $2,995. Since the line of credit was established, there have been no borrowings.

U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF U.S. TREASURY RESERVES PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1996 and 1995 and the financial highlights for each of the years in the three-year period ended August 31, 1996, the eight months ended August 31, 1993, the year ended December 31, 1992 and the period from March 1, 1991 (Commencement of Operations) to December 31, 1991. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1996, by correspondence with the Custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio at August 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 4, 1996

-------------------------------------------------------------------------------
SHAREHOLDER
SERVICING AGENTS

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN
INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100


LANDMARK
FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund